Segment Information - Summary of Revenue from External Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Revenue from external customers	$ 643,190	$ 421,351	$ 204,047
Retail
Disclosure Of Operating Segments [Line Items]
Revenue from external customers	387,939	297,973	153,035
Foodservice
Disclosure Of Operating Segments [Line Items]
Revenue from external customers	223,125	108,317	42,850
Other
Disclosure Of Operating Segments [Line Items]
Revenue from external customers	32,126	15,061	8,162
Sweden
Disclosure Of Operating Segments [Line Items]
Revenue from external customers	57,937	56,587	47,290
UK
Disclosure Of Operating Segments [Line Items]
Revenue from external customers	177,180	99,988	39,123
US
Disclosure Of Operating Segments [Line Items]
Revenue from external customers	120,278	92,805	47,347
Finland
Disclosure Of Operating Segments [Line Items]
Revenue from external customers	27,420	25,818	21,505
China
Disclosure Of Operating Segments [Line Items]
Revenue from external customers	111,830	47,452	9,274
Germany
Disclosure Of Operating Segments [Line Items]
Revenue from external customers	70,699	51,673	17,322
Other
Disclosure Of Operating Segments [Line Items]
Revenue from external customers	53,799	30,011	13,061
The Netherlands
Disclosure Of Operating Segments [Line Items]
Revenue from external customers	$ 24,047	$ 17,017	$ 9,125